Servicing Activities	12 Months Ended
Dec. 31, 2011
Servicing Activities [Abstract]
Servicing Activities
12.    Servicing Activities
Mortgage Servicing Rights
The following table summarizes activity related to MSRs, which are carried at fair value. Although there are no market transactions that are directly observable, management estimates fair value based on the price it believes would be received to sell the MSR asset in an orderly transaction under current market conditions.

Year ended December 31, ($ in millions)	2011	2010
Estimated fair value at January 1,	$3,738	$3,554
Additions recognized on sale of mortgage loans	622	1,006
Additions from purchases of servicing rights	31	56
Subtractions from sales of servicing assets	(266)	(1)
Changes in fair value
Due to changes in valuation inputs or assumptions used in the valuation model	(1,041)	23
Other changes in fair value	(565)	(894)
Decrease due to change in accounting principle	—	(19)
Other changes that affect the balance	—	13
Estimated fair value at December 31,	$2,519	$3,738
Changes in fair value due to changes in valuation inputs or assumptions used in the valuation model include all changes due to a revaluation by a model or by a benchmarking exercise. Other changes in fair value primarily include the accretion of the present value of the discount related to forecasted cash flows and the economic runoff of the portfolio. The decrease due to change in accounting principle reflects the effect of the initial adoption of ASU 2009-17.
The key economic assumptions and sensitivity of the fair value of MSRs to immediate 10% and 20% adverse changes in those assumptions were as follows.

December 31, ($ in millions)	2011	2010
Weighted average life (in years)	4.7	7.0
Weighted average prepayment speed	15.7%	9.8%
Impact on fair value of 10% adverse change	$(135)	$(155)
Impact on fair value of 20% adverse change	(257)	(295)
Weighted average discount rate	10.2%	12.3%
Impact on fair value of 10% adverse change	$(59)	$(80)
Impact on fair value of 20% adverse change	(114)	(156)
These sensitivities are hypothetical and should be considered with caution. Changes in fair value based on a 10% and 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumptions to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (e.g., increased market interest rates may result in lower prepayments and increased credit losses) that could magnify or counteract the sensitivities. Further, these sensitivities show only the change in the asset balances and do not show any expected change in the fair value of the instruments used to manage the interest rates and prepayment risks associated with these assets.
Risk Mitigation Activities
The primary risk of our servicing rights is interest rate risk and the resulting impact on prepayments. A significant decline in interest rates could lead to higher-than-expected prepayments that could reduce the value of the MSRs. We economically hedge the impact of these risks with both derivative and nonderivative financial instruments. Refer to Note 24 for additional information regarding the derivative financial instruments used to economically hedge MSRs.
The components of servicing valuation and hedge activities, net, were as follows.

Year ended December 31, ($ in millions)	2011	2010	2009
Change in estimated fair value of mortgage servicing rights	$(1,606)	$(872)	$(106)
Change in fair value of derivative financial instruments	817	478	(998)
Servicing valuation and hedge activities, net	$(789)	$(394)	$(1,104)
Mortgage Servicing Fees
The components of mortgage servicing fees were as follows.

Year ended December 31, ($ in millions)	2011	2010	2009
Contractual servicing fees, net of guarantee fees and including subservicing	$977	$998	$993
Late fees	65	77	75
Ancillary fees	156	187	162
Total mortgage servicing fees	$1,198	$1,262	$1,230
Mortgage Servicing Advances
In connection with our primary servicing activities (i.e., servicing of mortgage loans), we make certain payments for property taxes and insurance premiums, default and property maintenance payments, as well as advances of principal and interest payments before collecting them from individual borrowers. Servicing advances, including contractual interest, are priority cash flows in the event of a loan principal reduction or foreclosure and ultimate liquidation of the real estate-owned property, thus making their collection reasonably assured. These servicing advances are included in other assets on the Consolidated Balance Sheet and totaled $1.9 billion and $1.9 billion at December 31, 2011 and 2010, respectively. We maintain an allowance for uncollected primary servicing advances of $43 million and $25 million at December 31, 2011 and 2010, respectively. Our potential obligation is influenced by the loan's performance and credit quality. Additionally, we have a fiduciary responsibility for mortgage escrow and custodial funds that totaled $4.4 billion and $4.2 billion at December 31, 2011 and 2010, respectively. A portion of these balances are included in deposit liabilities on our Consolidated Balance Sheet. Refer to Note 15 for additional information.
When we act as a subservicer of mortgage loans we perform the responsibilities of a primary servicer but do not own the corresponding primary servicing rights. We receive a fee from the primary servicer for such services. As the subservicer, we would have the same responsibilities of a primary servicer in that we would make certain payments of property taxes and insurance premiums, default and property maintenance, as well as advances of principal and interest payments before collecting them from individual borrowers. At December 31, 2011 and 2010, outstanding servicer advances related to subserviced loans were $125 million and $140 million, respectively, and we had a reserve for uncollected subservicer advances of $1.1 million and $1.0 million, respectively.
At December 31, 2011 and 2010, we were the master servicer (i.e., servicer of beneficial interests issued by mortgage securitization entities) for 467,722 and 528,249 loans, respectively, having an aggregate unpaid principal balance of $61.4 billion and $72.6 billion, respectively. In many cases, where we act as master servicer, we also act as primary servicer. In connection with our master-servicing activities, we service the mortgage-backed and mortgage-related asset-backed securities and whole-loan packages sold to investors. As the master servicer, we collect mortgage loan payments from primary servicers and distribute those funds to investors in the mortgage-backed and mortgage-related asset-backed securities and whole-loan packages. As the master servicer, we are required to advance scheduled payments to the securitization trust or whole-loan investors. To the extent the primary servicer does not advance the payments, we are responsible for advancing the payment to the trust or whole-loan investors. Master-servicing advances, including contractual interest, are priority cash flows in the event of a default, thus making their collection reasonably assured. In most cases, we are required to advance these payments to the point of liquidation of the loan or reimbursement of the trust or whole-loan investors. We had outstanding master-servicing advances of $158 million and $90 million at December 31, 2011 and 2010, respectively. We had no reserve for uncollected master-servicing advances at December 31, 2011 or 2010.
Serviced Mortgage Assets
Our total serviced mortgage assets consist of primary, master and subservicing activities as follows.

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Loans owned by us and we are the primary servicer. — These loans are categorized as loans held-for-sale or consumer finance receivables and loans. Included in consumer finance receivables and loans are on-balance sheet securitization entities. Our loans held-for-sale and consumer finance receivable and loan portfolios are discussed in further detail in Note 8 and Note 9, respectively.

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Loans sold to third-party investors where we have retained primary servicing. — The loans sold to a third-party investor were sold through an off-balance sheet securitization entity or a whole-loan transaction.

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Loans that have never been and currently are not owned by us but the primary servicing rights have been purchased. — In the case of purchased servicing rights, there is no recourse to us outside of customary contractual provisions relating to the execution of the services we provide.

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Loans that have never been and currently are not owned by us but for which we act as subservicer under contractual agreements with the primary servicer. — In these cases, loans are not recorded on our Consolidated Balance Sheet. In the case of subservicing rights, there is no recourse to us outside of customary contractual provisions relating to the execution of the services we provide.

In many cases we act as both the primary and master servicer. However, in certain cases, we also service loans that have been purchased and subsequently sold through a securitization trust or whole-loan sale whereby the originator retained the primary servicing rights and we retained the master-servicing rights.
The unpaid principal balance of our serviced mortgage assets were as follows.

December 31, ($ in millions)	2011	2010
On-balance sheet mortgage loans
Held-for-sale and investment	$18,871	$20,224
Operations held-for-sale	541	—
Off-balance sheet mortgage loans
Loans sold to third-party investors
Private-label	50,886	63,685
GSEs	262,868	255,388
Whole-loan	15,105	17,524
Purchased servicing rights	3,247	3,946
Operations held-for-sale	4,912	—
Total primary serviced mortgage loans	356,430	360,767
Subserviced mortgage loans	26,358	24,173
Subserviced operations held-for-sale	4	—
Total subserviced mortgage loans	26,362	24,173
Master-servicing-only mortgage loans	8,557	10,548
Total serviced mortgage loans	$391,349	$395,488
Our Mortgage operations that conduct primary and master-servicing activities are required to maintain certain servicer ratings in accordance with master agreements entered into with GSEs. At December 31, 2011, our Mortgage operations were in compliance with the servicer-rating requirements of the master agreements.
At December 31, 2011, domestic insured private-label securitizations with an unpaid principal balance of $6.0 billion entitles the monoline or other provider of contractual credit support (surety providers) to declare a servicer default and terminate the servicer upon the failure of the loans to meet certain portfolio delinquency and/or cumulative loss thresholds. Securitizations with an unpaid principal balance of $5.4 billion had breached a delinquency and/or cumulative loss threshold. We continue to receive service fee income with respect to these securitizations. Securitizations with an unpaid principal balance of $607 million have not yet breached a delinquency or cumulative loss threshold. The value of the related MSR is $3 million at December 31, 2011. Refer to Note 31 for additional information.
Automobile Servicing Activities
We service consumer automobile contracts. Historically, we have sold a portion of the consumer automobile contracts that we originated. With respect to contracts we sell, we retain the right to service and earn a servicing fee for our servicing function. Typically, we conclude that the fee we are paid for servicing consumer automobile finance receivables represents adequate compensation, and consequently, we do not recognize a servicing asset or liability. We recognized automobile servicing fee income of $160 million, $231 million, and $237 million during the years ended December 31, 2011, 2010, and 2009, respectively.
Automobile Serviced Assets
The total serviced automobile loans outstanding were as follows.

December 31, ($ in millions)	2011	2010
On-balance sheet automobile loans and leases
Consumer automobile	$63,884	$51,254
Commercial automobile	37,302	35,629
Operating leases	9,275	9,128
Operations held-for-sale	102	242
Off-balance sheet automobile loans
Loans sold to third-party investors
Whole-loan	12,318	18,126
Total serviced automobile loans and leases	$122,881	$114,379